                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.


              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

                REPORT FOR CALENDAR MONTH ENDING: August 31, 2002


                       Morgan Grenfell SMALLCap Fund, Inc.

               (Name of registered closed-end investment company)

-------------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                        Number of                       Value or approximate
  Date of each    Identification of       Shares      Price per Share    asset coverage per    Name of Seller or of
  Transaction          Security         Purchased                         share at time of        Seller's Broker
                                                                              purchase
-------------------------------------------------------------------------------------------------------------------
     8/1/02         Common Stock            25,000         8.550              9.637             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/1/02         Common Stock             3,100         8.537              9.637             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/2/02         Common Stock             3,100         8.300              9.510             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/5/02         Common Stock             5,000         8.150              9.200             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/5/02         Common Stock             4,000         8.131              9.200             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/6/02         Common Stock             4,000         7.980              8.927             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/7/02         Common Stock               100         8.100              9.270             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/8/02         Common Stock               500         8.160              9.348             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------
     8/9/02         Common Stock               100         8.160              9.587             Weeden & Co. LP
-------------------------------------------------------------------------------------------------------------------

REMARKS:

                                         Morgan Grenfell SMALLCap Fund, Inc.
                                         -----------------------------------
                                                  Name of Registrant

                                         By:    Fran Pollack-Matz,
                                             ----------------------
                                         Secretary